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                         SUPPLEMENT DATED JUNE 15, 2006
              TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION OF

                        AMERICAN INDEPENDENCE FUNDS TRUST

                              SHORT-TERM BOND FUND
                             INTERMEDIATE BOND FUND
                                   STOCK FUND
                            INTERNATIONAL EQUITY FUND
                           KANSAS TAX-EXEMPT BOND FUND
                                  (THE "FUNDS")

                                 SUPPLEMENT TO:

             STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2006

     This Supplement amends information in the American Independence Funds Statement of Additional Information dated March 1, 2006 and supersedes any information to the contrary therein:

Effective immediately, the paragraph entitled Board Compensation on page 36 is hereby replaced with the following:

BOARD COMPENSATION

Trustees who are not officers, directors or employees of American Independence Financial Services, LLC or the Distributor will receive from the Trust, an annual fee of $4,000 and a fee of $1,000 for each Board meeting attended, $1,000 for each in-person Committee meeting attended, $1,000 for each telephonic Board or Committee meeting attended, and reimbursement for expenses incurred as a Trustee. The Chairman of the Board will receive an additional fee of $1,000 for each Board meeting attended. As Trustee Emeritus, Mr. Vander Jagt will not have a vote on any matters considered by the Board of Trustees but will attend
Board Meetings and continue to receive compensation which will be paid by the Advisor.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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                         SUPPLEMENT DATED JUNE 15, 2006
              TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION OF

                        AMERICAN INDEPENDENCE FUNDS TRUST

                        NESTEGG DOW JONES U.S. 2010 FUND
                        NESTEGG DOW JONES U.S. 2015 FUND
                        NESTEGG DOW JONES U.S. 2020 FUND
                        NESTEGG DOW JONES U.S. 2030 FUND
                        NESTEGG DOW JONES U.S. 2030 FUND
                                  (THE "FUNDS")

                                 SUPPLEMENT TO:

             STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2006

     This Supplement amends information in the American Independence Funds Statement of Additional Information dated March 1, 2006 and supersedes any information to the contrary therein:

Effective immediately, the paragraph entitled Board Compensation on page 34 is hereby replaced with the following:

BOARD COMPENSATION

Trustees who are not officers, directors or employees of American Independence Financial Services, LLC or the Distributor will receive from the Trust, an annual fee of $4,000 and a fee of $1,000 for each Board meeting attended, $1,000 for each in-person Committee meeting attended, $1,000 for each telephonic Board or Committee meeting attended, and reimbursement for expenses incurred as a Trustee. The Chairman of the Board will receive an additional fee of $1,000 for each Board meeting attended. As Trustee Emeritus, Mr. Vander Jagt will not have a vote on any matters considered by the Board of Trustees but will attend
Board Meetings and continue to receive compensation which will be paid by the Advisor.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE